The Managers Funds
Annual Report
November 30, 2000
Money Market Fund
We pick the talent.  You reap the results.

MANAGERS MONEY MARKET FUND

Annual Report
November 30, 2000


TABLE OF CONTENTS
	     Page
Letter to Shareholders		1
The Managers Funds Performance		3
		Complete performance table for all of The
Managers Funds as of December 31, 2000
Managers Money Market Fund
		Statement of Assets and Liabilities
4
			Fund balance sheet
		Statement of Operations		 4
			Detail of sources of income and
fund level expenses during the year
		Statement of Changes in Net Assets
	5
			Detail of changes in fund assets
and distributions to shareholders
				during the past two years
		Financial Highlights		6
			Historical distributions, total
returns, expense ratios and net assets
		Notes to Financial Statements		7
			Accounting and distribution
policies, details of agreements and
				transactions with fund
management and description of certain investment
risks
		Report of Independent Accountants	   9
The Prime Money Market Portfolio (The commingled
investment pool which
	holds all investable assets of the Fund).
		Schedule of Portfolio Investments	 10
			Detailed portfolio listing by
security type, as valued at November 30, 2000, of
				which Managers Money Market
Fund owns a pro rata share
		Statement of Assets and Liabilities
	14
			Portfolio's balance sheet
		Statement of Operations		14
			Detail of the Portfolio's sources
of income, expenses, and realized gains
				during the year
		Statement of Changes in Net Assets
	15
			Detail of changes in the
Portfolio's assets during the past two years
		Supplementary Data		15
			Historical ratios of the
Portfolio's expenses and net investment income
		Notes to Financial Statements		16
			The Portfolio's accounting policies
and details of agreements and transactions
				with Portfolio management
		Report of Independent Accountants	 19



Dear Fellow Shareholder:

     The final year of the second millennium was harrowing for many investors, but was reasonably profitable for money market instruments in general and Managers
Money Market Fund in particular. The incredible bull market in technology and communications stocks came to an end in 2000, and, despite the rise of a majority of stocks in the index, the S&P 500 recorded its first negative return since 1990. The reason for this turn wasn't simply that stock prices had gotten too high, although that clearly was the case in some sectors, or that investors had decided to take profits. The reason was that the so-called goldilocks economy had started to show some gray hair. The virtuous cycle derived by low inflation, high employment, extended economic expansion, strong corporate earnings driven by structural and technological improvements, and low interest rates slowed during the year, causing investors to worry that the cycle might actually reverse. While the
Federal Reserve Board tried to cool the surging economy early in the year with two additional interest rate hikes, sharply rising energy prices had an even greater effect. In addition, it became evident as the year progressed that many fledgling internet companies were going to run out of operating cash long before they would be able to grow into profitability. Because the capital markets were no longer willing to donate to the internet cause, the dot.com fallout commenced. The weakness spread across the entire technology and communications sectors, even affecting the large, mature companies.
     In hindsight one could say that the stock market was late in recognizing the weakness while the bond market correctly anticipated the slowdown. Although short-term interest rates rose during the period, largely due to the Fed's increases, medium and longer-term rates dropped significantly. Thus, by mid-year, the Treasury yield curve had moved to an inverted shape, which clearly anticipates an economic slowdown. In addition, Treasury securities generally outperformed most other bonds. This was due both to a reduction in the supply of Treasury securities as a result of government buybacks and heightened worries about the credit health of corporations. Prices for Treasury bonds rallied with a flight to quality and liquidity while interest yields on high quality short-term securities also rose.
     The portfolio management team took advantage of this environment and was able to increase the 30-day average yield of the Fund from its level of 5.17% at the beginning of the Fund's fiscal year (11/30/99) to 6.20%, one year later. This remained slightly better than the yield on 3-month Treasury bills, which began the period at 5.15% and finished at 6.03%. So, for the year ended November 30, 2000, the Managers Money
Market Fund provided a total return of 6.05%. For the same period, an index of 3-month U.S. Treasury
Bills
returned 6.07%, and the return for the iMoney.net All
Taxable Money Fund Average (an index compiled by iMoney.net Corp. which serves as an appropriate benchmark for the Fund) was 5.63%.
     Throughout most of the year, the management team maintained the portfolio's average maturity around 50 days, which is on the longer end of their typical range, in anticipation of falling interest rates.
They
implemented this using a barbell maturity strategy in which the shortest maturity securities took advantage of the higher yields on the short side of the yield curve, while the longer maturity securities gave the portfolio some protection against falling rates. Toward the end of the year the team let the average maturity slip back to the low 40-day range and prepared to selectively add longer dated securities as the year 2000 came to a close. The portfolio's average maturity on November
30, 2000 was 42 days, which was similar to the benchmark's average maturity of 42 days.
     The allocation within the portfolio remained somewhat stable throughout the year with the majority of the portfolio invested in high credit quality floating rate notes and commercial paper along with smaller allocations in certificates of deposit and time deposits. The portfolio remained void of U.S.
Treasury securities
and agency debt throughout the entire year. The accompanying chart provides a breakdown of the portfolio as of November 30, 2000.











     Looking forward, the management team expects continued slowing of economic growth with the possibility of recession, and thus expects interest rates to continue to drop. Furthermore, the team expects that the world's central banks, including the Fed to ease their monetary policies in 2001. With this in mind, the team will focus on maintaining the portfolio's duration between 50 and 60 days. Given the wide credit spreads available as a result of the rally in Treasury securities, the team will also focus on opportunistically adding investment grade commercial paper.
     In addition to Managers Money Market Fund, we were very pleased with the performance of many of our fixed-income and equity mutual funds during the past year, including a brand new offering, Managers Small
Company Fund. Please see page 3 for the performance results of all of our funds. We are also pleased to point out that as the Fund family expands we have expanded and improved the information available to investors via our internet website, www.managersfunds.com. In addition to being able to view current and historical net asset values per share, distributions and quarterly fact sheets, investors are now able to get details about their specific accounts and even perform certain transactions via the website. As always, we post any news or other pertinent information about the Funds as soon as applicable.
     Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website at www.managersfunds.com. We thank you for your investment in The Managers Funds.

Sincerely,


Peter M. Lebovitz
Thomas G. Hoffman
President and CEO
Director of Research
The Managers Funds LLC                          The
Managers Funds LLC


The Managers Funds Performance (unaudited)







All periods ended December 31, 2000


















Average Annual Total Returns (a)



























Equity Funds:


Year to
Date

3 Years

5 Years

10 Years

Since
Inception

Inception
Date

Morningstar
Rating (b)
Income Equity


9.80%

8.51%

13.73%

15.26%

14.16%

Oct. '84

???
Capital Appreciation


(22.20)%

35.45%

26.07%

21.79%

18.71%

Jun. '84

?????
Small Company (c)

(7.10)%

               -

               -

               -

(7.10)%

Jun. '00

N/A















Special Equity



(2.56)%

14.59%

18.49%

20.13%

16.66%

Jun. '84

????
International Equity


(8.46)%

9.52%

10.42%

12.73%

13.10%

Dec. '85

????
Emerging Markets Equity


(26.69)%

               -

               -

               -

2.65%

Feb. '98

N/A

















U.S. Stock Market Plus


(11.75)%

10.43%

17.25%

               -

17.24%

Jun. '92

????

















Income Funds:















Bond


9.44%

5.43%

6.32%

8.99%

10.23%

Jun. '84

???

















Global Bond



(1.62)%

1.84%

2.01%

               -

3.90%

Mar. '94

?

















Intermediate Duration















?
   Government


9.61%

5.71%

6.23%

               -

7.61%

Mar. '92

????

















Short & Intermediate Bond



7.40%

4.95%

4.98%

6.30%

7.77%

Jun. '84

????

















Short Duration Government



4.95%

4.61%

5.28%

               -

5.26%

Mar. '92

?????

















Money Market


6.13%

5.42%

5.42%

4.66%

5.84%

Jun. '84

N/A

















Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. An investment in the Money
Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market
Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For a Prospectus including fees and expenses, please visit our website at www.managersfunds.com, or call The
Managers Funds at (800) 835-3879 or your investment adviser. Read the prospectus carefully before you invest. The Managers Funds are distributed by Managers Distributors, Inc., a NASD member.
(a)
Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
Returns for periods
greater than one year are annualized. Year to date total returns are based on calendar year.
(b)
Morningstar proprietary ratings reflect historical risk-adjusted performance as of 12/31/00 and are subject to change every month. The ratings are calculated from the Funds' three-, five- and ten-year average annual returns (if applicable) in excess of
90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day
Treasury bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity
Funds rated, other than the
International Equity Fund, were rated against 4,164,
2,542 and 824 equity funds, the International Equity
Fund was rated against
1,281, 773 and 154 international equity funds, and each of the Income Funds were rated against 1,769, 1,309 and 398 taxable fixed-income funds. The top ten percent of the funds in an investment class receive five stars, the next
22.5% receive 4 stars, the
next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.
(c)
Small Company's returns are since inception (June 19, 2000) and are not annualized.



















Assets:




Investment in The Prime Money Market Portfolio
("Portfolio")
$66,642,460

Prepaid expenses


11,502






    Total assets


66,653,962





Liabilities:




Dividends payable to shareholders


26,180

Administration fee payable


7,186

Other accrued expenses


27,443






    Total liabilities


60,809





Net Assets


$66,593,153






Shares outstanding


66,593,153






Net asset value, offering and redemption price per
share
$1.00





Net Assets Represent:




Paid-in capital


$66,593,153















Investment Income Allocated from Portfolio:




Interest income


$3,508,761
Expenses:




Administration fees

$95,778


Transfer agent fees

55,263


Registration fees

21,537


Reports to shareholders

8,221


Audit fees

6,145


Accounting fees

6,000


Trustees' fees

2,850


Legal fees

1,759


Miscellaneous expenses

5,506


Allocated Portfolio expenses

78,237







   Total expenses

281,296


Less: Waiver of administration fees

(13,308)







   Net expenses


267,988





Net Investment Income


$3,240,773












For the

For the





year ended

year ended





November 30, 2000

November 30, 1999
Increase (Decrease) in Net Assets






From Operations:









Net investment income


 $  3,240,773



 $   2,271,349













Distributions to Shareholders:









From net investment income


(3,240,773)



(2,271,349)













From Capital Share Transactions








(at a constant $1.00 per share):







Proceeds from sale of shares


743,490,902



1,003,865,434


Net asset value of shares issued in








connection with reinvestment of








dividends


3,017,235



1,928,925


Cost of shares repurchased


(733,542,099)



(997,448,861)















Net increase from capital share











transactions


12,966,038



8,345,498














Total increase in net assets


12,966,038



8,345,498













Net Assets:









Beginning of year


53,627,115



45,281,617














End of year


 $66,593,153



 $  53,627,115

































Year ended November 30,




2000

1999

1998

1997

1996















Net Asset Value,












Beginning of Year

 $1.000


 $1.000

$1.000

$1.000

$1.000















Income from Investment












Operations:












Net investment income

0.059


0.047

0.052

0.052

0.054















Less Distributions to












Shareholders from:












Net investment income

(0.059)


(0.047)

(0.052)

(0.052)

(0.054)















Net Asset Value,












End of Year

 $1.000


 $1.000

 $1.000

 $1.000

 $1.000






























Total Return (a)

6.05%

4.84%

5.30%

5.35%

5.53%






























Ratio of net expenses to












average net assets

0.49%

0.48%

0.50%

0.40%

0.12%















Ratio of net investment












income to average net assets
5.89%

4.74%

5.17%

5.22%

5.35%















Net assets at end of year












(000's omitted)
$66,593
$53,627
$45,282
$36,544
$36,091






























Expense Waiver/Reimbursement (b)
























Ratio of total expenses to












average net assets

0.51%

0.63%

0.70%

0.74%

0.75%















Ratio of net investment












income to average net assets
5.87%

4.59%

4.97%

4.88%

4.71%






























(a)
The total returns would have been lower had certain expenses not been reduced during the periods shown.
(b)
Ratio information assuming no waiver or reimbursement of administration fees in effect for the years presented. See Note 2 of Notes to Financial Statements.


Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the
"Trust"), a no-load, diversified, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment
Company Act of 1940, as amended (the "1940 Act").
Currently, the Trust is
comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The
Prime Money Market Portfolio
(the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment included in the statement of assets and liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (0.3% at November 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio.
The financial statements of the Portfolio, including the Schedule of Portfolio
Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) Summary of Significant Accounting Policies
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates.
The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements:

(a) Valuation of Investments
Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's
Notes to Financial Statements, which are included elsewhere in this report.

(b) Security Transactions
The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

(c) Investment Income and Expenses
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

(d) Dividends and Distributions
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes.
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the
Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

(f) Capital Stock
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value.
The Fund records sales and
repurchases of its capital stock on the trade date.
Dividends and distributions to
shareholders are recorded as of the ex-dividend date.

(2)	Agreements and Transactions with Affiliates
The Trust entered into an Administrative and Shareholder Servicing Agreement under which The Managers Funds LLC, a subsidiary of Affiliated Managers Group,
Inc., serves as the Fund's administrator (the
"Administrator") and is responsible for
all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

Effective March 3, 2000, the Board of Trustees approved an amendment to the agreement whereby the fee required to be paid to the Administrator by the Trust is
0.15% of the Fund's average daily net assets per annum. Prior to March 3, 2000, the Trust was required to pay the Administrator 0.25% of the Fund's average daily net assets per annum. The Administrator voluntarily waived 0.10% of its fee for the period beginning December 1, 1999 and ending
March 2, 2000, amounting to
$13,308. Currently the Administrator is not waiving any portion of its 0.15% fee.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the in-person and telephonic meeting fees the
Trustees receive are $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.


To the Trustees and the Shareholders of Managers
Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers
Money Market Fund (the "Fund"), a series of The
Managers Funds, at November
30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights
(hereafter referred to as "financial
statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
January 16, 2001


CERTIFICATES OF DEPOSIT - 12.0%
	300,000,000	Abbey National Treasury Services
Plc, MTN, 6.45%,
		 1/8/01 (i)	299,985,151
	40,000,000	Bank One NA, 6.65%, 3/22/01
	40,000,000
	150,000,000	Credit Communal de Belgique, 6.76%,
2/22/01 (i)	149,983,828
	350,000,000	Deutsche Bank AG, 6.19%-6.76%,
12/1/00-2/22/01 (i)	349,989,218
	20,000,000	Dexia Bank, 7.06%, 5/3/01 (i)
	19,998,017
	205,000,000	Landesbank Hessen-Thueringen,
7.14%, 5/8/01 (i)	204,993,712
	160,000,000	Lloyds Bank Plc, 7.20%, 6/15/01 (i)
	159,975,652
	138,500,000	Natexis Banque, 6.71%, 2/13/01 (i)
	138,500,000
	381,000,000	Rabobank Nederland NV, 6.66%-7.05%,
2/15/01-5/2/01 (i)	380,960,888
	95,000,000	Suntrust Bank Atlanta, 6.77%,
4/18/01	95,005,112
	269,000,000	Union Bank of Switzerland, 6.24%-
7.03%, 12/4/00-7/19/01 (i)	268,983,134
	386,000,000	Westdeutsche Landesbank Girozentra,
6.66%-6.75%,
		 1/29/01-2/28/01 (i)	386,000,000
	2,494,374,712
COMMERCIAL PAPER - 37.1%(y)
	80,000,000	Alliance & Leicester Plc, 6.40%-
6.43%, 1/25/01 to 2/20/01 (i)	79,059,553
	674,073,000	Alpine Securitization Corp., 6.49%-
6.76%, 12/5/00 to 2/28/01	670,951,763
	159,500,000	Aspen Funding Corp., 6.50%-6.75%,
12/14/00 to 2/2/01	157,952,836
	65,800,000	Asset Securitization Corp., 6.74%,
1/8/01	65,336,037
	110,000,000	Associates Corp. NA, 6.74%, 2/6/01
to 3/2/01	108,573,200
	239,100,000	Associates First Capital Corp. BV,
6.72%-6.75%,
		 12/21/00 to 2/16/01	236,681,222
	172,400,000	Bank of America Corp., 6.74%,
2/23/01 to 3/7/01	169,729,899
	50,000,000	BASF AG, 6.50%, 12/8/00 (i)
	49,936,806
	378,756,000	Bavaria Trust Corp., 6.74%-6.76%,
12/20/00 to 4/17/01	374,121,914
	25,000,000	BBL North American Funding Corp.,
6.75%, 1/16/01	24,789,806
	49,507,000	BellSouth Telecommunications, Inc.,
6.49%, 12/5/00	49,471,190
	120,000,000	British Gas Capital, Inc., 6.73%-
6.74%, 2/22/01 to 2/23/01 (i)	118,191,533
	273,000,000	CDC Commercial Paper, Inc., 6.49%,
12/5/00 to 12/8/00 (i)	272,721,632
	22,000,000	Cingular Wireless, 6.45%, 2/22/01
	21,668,784
	290,000,000	Citibank Capital Markets Assets
LLC, 6.43%-6.74%,
		 12/7/00 to 3/14/01	288,539,191
	386,144,000	Compass Securitization LLC, 6.50%-
6.76%, 12/12/00 to 2/22/01	382,110,867
	50,000,000	Credit Agricole Indosuez NA, 6.43%,
2/9/01	49,364,167
	37,000,000	Cregem North America, Inc., 6.76%,
1/31/01	36,591,232
	329,000,000	CS First Boston, Inc., 6.72%-6.75%,
2/12/01 to 4/20/01 (i)	322,822,429
	595,480,000	CXC, Inc., 6.44%-6.76%, 12/11/00 to
5/15/01	586,799,619
	165,000,000	Depfa Bank Europe Plc, 6.40%-6.43%,
4/4/01 to 5/1/01 (i)	160,885,175
	165,517,000	Edison Asset Securitization LLC,
6.49%-6.73%,
		 12/5/00 to 2/8/01	165,213,994
	88,235,000	Enterprise Funding Corp., 6.73%-
6.74%, 2/15/01 to 3/9/01	86,871,821
	160,000,000	General Electric Capital Corp.,
6.72%-6.76%,
		 1/30/01 to 2/27/01	157,926,025
	60,000,000	General Motors Acceptance Corp.,
6.74%, 2/5/01	59,286,100
	65,000,000	Government of Canada, 6.38%, 6/7/01
	62,861,500
	160,263,000	HD Real Estate Funding Corp.,
6.77%, 5/22/01	155,354,857
	150,000,000	Landesbank Schleswig Holstein,
6.40%-6.41%,
		  6/1/01 to 6/4/01 (i)	145,173,375
	291,732,000	Monte Rosa Capital Corp., 6.49%-
6.76%, 12/6/00 to 1/26/01	289,905,270
	15,000,000	Morgan Stanley Dean Witter & Co.,
6.76%, 1/31/01	14,832,758
	761,500,000	Nationwide Building Society, 6.50%-
6.75%,
		 12/12/00 to 3/22/01	752,111,980
	202,244,000	Newport Funding Corp., 6.47%-6.74%,
12/8/00 to 2/6/01	200,739,872
	50,000,000	Northern Rock Plc, 6.75%, 2/1/01
	49,436,833
	173,269,000	Parthenon Receivables Funding LLC,
6.49%-6.76%,
		 12/4/00 to 2/12/01	172,443,855
	11,500,000	Province of Quebec, 6.50%, 12/14/00
	11,472,280
 	527,345,000	Receivables Capital Corp., 6.44%-
6.76%, 12/8/00 to 2/9/01	523,192,180
	 240,000,000	Salomon Smith Barney, Inc.,
6.49%-6.73%,
		 12/5/00 to 2/12/01	239,462,525
	50,000,000	Santander Central Hispano Finance,
6.73%, 2/20/01 (i)	49,272,125
	40,000,000	SBC Communications Inc., 6.49%,
12/4/00	39,978,467
	5,555,000	Wal-Mart Stores, Inc., 6.49%,
12/5/00	5,550,970
	292,025,000	Windmill Funding Corp., 6.46%-
6.74%, 12/7/00 to 1/18/01	290,781,646
			7,698,167,288
CORPORATE BONDS - 1.0%
	85,000,000	General Electric Capital Corp.,
7.38%, 5/23/01	85,000,000
	79,389,000	Inter-American Development Bank,
5.13%, 2/22/01 (i)	79,130,812
	44,000,000	National City Bank, 6.98%, 8/2/01
	43,988,369
			208,119,181
FLOATING RATE NOTES - 43.8%(v)
	100,000,000	American Express Centurion, 6.67%,
12/1/00	100,000,000
	200,000,000	American Express Centurion, 6.58%,
12/9/00 to 12/14/00	199,995,252
	21,500,000	American Express Centurion Bank,
6.59%, 12/16/00	21,500,000
	325,000,000	Associates Corp. of North America,
6.55%, 12/29/00	325,000,000
	21,500,000	AT&T Capital Corp., 7.50%, 12/1/00
	21,500,000
	56,300,000	AT&T Capital Corp., 6.97%, 1/10/01
	56,338,835
	500,000,000	Bank Austria, 6.53%, 12/16/00
	499,949,000
	300,000,000	Bank Austria, 6.75%, 1/16/01
	299,946,114
	130,000,000	Bank of America NA, 6.65%, 12/1/00
	129,993,321
	470,000,000	Bank of America NA, 6.67%, 12/1/00
	470,000,000
	34,775,000	Bank of America NA, 6.80%, 2/26/01
	34,783,044
	384,500,000	Bank of Scotland Treasury, MTN,
144A, 6.63%, 12/6/00	384,494,904
	300,000,000	Bayerische Hypo Vereinsbank, 6.59%,
12/1/00 (i)	299,882,175
	200,000,000	Bayerische Landesbank New York,
Series CD,
		 6.61%, 12/1/00 (i)	199,937,800
	270,000,000	Bayerische Landesbank New York,
Series CD,
		 6.63%, 12/1/00 (i)	269,966,991
	139,500,000	Bayerische Landesbank New York,
Series CD,
		 6.55%, 12/15/00 (i)	139,495,744
	325,000,000	Chasers 144A, Series 2000-1, 6.85%,
1/4/01	325,000,000
	200,000,000	CIT Group Inc., MTN, 6.60%, 12/1/00
	199,964,011
	142,000,000	CIT Group Inc., MTN, 6.66%, 12/1/00
	141,987,715
	8,000,000	Citicorp, 7.02%, 2/8/01	8,004,618
	140,000,000	Citigroup, Inc., 6.58%, 12/4/00
	140,000,000
	150,000,000	Citigroup, Inc., 6.59%, 12/10/00
	150,000,000
	53,000,000	Commerica Bank, 6.54%, 12/14/00
	52,993,949
	500,000,000	Commerzbank AG New York, Series CD,
6.57%, 12/26/00	499,960,524
	10,000,000	Commerzbank AG New York, Series CD,
6.54%, 12/28/00	9,998,797
 	75,100,000	Compass Securitization, Inc.,
6.59%, 12/1/00	75,100,000
	238,000,000	Compass Securitization, Inc.,
6.60%, 12/7/00 to 12/15/00	237,997,005
	75,000,000	Compass Securitization, Inc.,
6.60%, 12/9/00	75,000,000
	650,000,000	CS First Boston, Inc. SPARCS,
Series 2000-5, 6.91%, 1/24/01	650,000,000
	20,000,000	Deutsche Bank, Series CD, 6.55%,
12/13/00	19,999,770
	364,000,000	Deutsche Bank, Series CD, 6.52%,
12/16/00	363,961,799
	20,000,000	First Union National Bank, 6.66%,
12/1/00	20,000,000
	500,000,000	First Union National Bank, 6.67%,
12/1/00 	500,000,000
	10,000,000	First Union National Bank, 6.82%,
2/13/01	10,001,803
	25,000,000	First Union National Bank, 6.67%,
2/15/01	25,000,000
	350,000,000	General Electric Capital Corp.,
6.75%, 1/2/01	350,000,000
	5,000,000	Household Bank FSB, 6.96%, 1/3/01
	5,002,328
	15,000,000	Household Bank FSB, 6.99%, 1/9/01
	15,009,209
	175,000,000	Lehman RACERS 144A, Series 2000-15-
MM-MBS,
		 6.64%, 12/13/00	175,000,000
	165,000,000	Lehman, RACERS 144A, Series 1999-
35-MM, 6.72%, 12/15/00	165,000,000
	100,000,000	Northwest Financial, Inc., MTN,
Series C, 6.62%, 12/1/00	99,969,094
	52,000,000	Toyota Motor Credit Corp., MTN,
6.71%, 1/9/01	51,995,075
	135,000,000	Unilever, 6.68%, 12/7/00
	135,000,000
	100,000,000	US Bancorp North Dakota, 6.64%,
12/1/00	99,988,459
	75,000,000	US Bank NA Minnesota, 6.63%,
12/1/00	74,988,886
	8,000,000	Wells Fargo & Co., MTN, 6.86%,
12/15/00	8,014,399
	52,000,000	Wells Fargo & Co., MTN, 6.60%,
12/19/00	51,990,042
	500,000,000	Wells Fargo & Co., MTN, 6.59%,
12/24/00	500,000,000
	30,000,000	Wells Fargo & Co., MTN, 6.69%,
12/27/00	29,992,703
	342,000,000	Westdeutsche Landesbank, New York,
Series CD, 6.54%,
		 12/25/00 (i)	341,948,198
			9,061,651,564
REPURCHASE AGREEMENTS - 1.9%
	300,000,000	Bank America Repurchase Agreement,
12/1/00, proceeds
		 $300,054,667 (collateralized by
$403,547,059 Federal National
		 Mortgage Association, 6.00%-6.29% due
3/1/14 - 7/1/28,
		 valued at $306,000,000)	300,000,000
	100,000,000	Lehman Brothers Repurchase
Agreement, 12/1/00, proceeds
		 $100,018,194 (collateralized by
$613,875,705 Federal
		 National Mortgage Association, 6.00% -
8.00% due
		 7/1/22 - 11/1/30, valued at
$102,000,353)	100,000,000
			400,000,000
TAXABLE MUNICIPALS(z)
	6,200,000	Wake Forest University, Series
1997, 6.62%, 12/6/00 (LOC:
		 Wachovia Bank)	6,200,000

TIME DEPOSITS - 4.2%
	156,171,000	Canadian Imperial Bank of Commerce,
6.63%, 12/1/00 (i)	156,171,000
	125,000,000	Dresdner Bank Grand Cayman, 6.66%,
12/1/00 (i)	125,000,000
	100,000,000	Fifth Third Bank Cayman, 6.58%,
12/1/00 (i)	100,000,000
	158,768,000	Key Bank NA Cayman, 6.59%, 12/1/00
(i)	158,768,000
	195,493,000	State Street Bank Grand Cayman,
6.60%, 12/1/00 (i)	195,493,000
	125,000,000	Toronto Dominion Bank Cayman,
6.69%, 12/1/00 (i)	125,000,000
			860,432,000


TOTAL INVESTMENT SECURITIES AT AMORTIZED COST
 AND VALUE - 100.0%	20,728,944,745


LOC - Letter of Credit
MTN - Medium Term Note
RACERS - Restructured Asset Certificates
SPARCS - Structured Product Asset Return
144A - Securities restricted for resale to Qualified
Institutional Buyers
(i)  Foreign security
(v) Variable or floating rate instrument or instrument with step coupon rate.
(y) Yield to maturity.
(z) Investment is less than 0.05% of total investment securities.


Assets


Investments at Amortized Cost and Value

$20,728,944,745
Cash


594
Interest Receivable

170,903,660
Prepaid Trustees' Fees and Expenses

17,380
Prepaid and Other Assets

17,521

Total Assets

20,899,883,900




Liabilities


Payable for Investments Purchased

306,058,550
Advisory Fee Payable

1,764,210
Administration Services Fee Payable

386,338
Fund Services Fee Payable

13,069
Administration Fee Payable

10,601
Accrued Expenses and Other Liabilities

288,574

Total Liabilities

308,521,342




Net Assets


Applicable to Investors' Beneficial Interests

$20,591,362,558






Investment Income



Interest Income


 $ 1,153,685,845





Expenses



Advisory Fee
$19,059,292


Administrative Services Fee
4,197,163


Custodian Fees and Expenses
1,697,740


Fund Services Fee
268,198


Trustees' Fees and Expenses
183,952


Administration Fee
122,295


Miscellaneous
160,428



Total Expenses


25,689,068
Net Investment Income


1,127,996,777
Net Realized Gain on Investment Transactions


552,318
Net Increase in Net Assets Resulting from Operations

 $   1,128,549,095












For the

For the





Year Ended

Year Ended





November 30, 2000

November 30, 1999
Increase in Net Assets



















From Operations









Net investment income

 $  1,127,996,777



 $   620,496,096


Net realized gain (loss) on investments
552,318



(502,599)



Net increase in net assets resulting










from operations

1,128,549,095



619,993,497













Transactions in Investors'








Beneficial Interests








Contributions


140,319,396,434



108,543,399,809


Withdrawals


(136,282,292,944)



(101,517,907,239)



Net increase from investors'










transactions


4,037,103,490



7,025,492,570



Total increase in net assets

5,165,652,585



7,645,486,067













Net Assets









Beginning of year

15,425,709,973



7,780,223,906


End of year


 $20,591,362,558



 $15,425,709,973





















For the Years
Ended
November 30,












2000

1999

1998

1997

1996
Ratios to Average Net Assets














       Net expenses





0.14%

0.15%

0.17%

0.18%

0.19%
       Net investment income





6.25%

5.07%

5.48%

5.43%

5.29%


1.  Organization and Summary of Significant
Accounting Policies

Organization - The Prime Money Market Portfolio (the
"Portfolio") is registered
under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a Trust under the laws of the State of New York on November
4, 1992.  The Portfolio's
investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The
Portfolio commenced
operations on July 12, 1993.  The Declaration of
Trust permits the Trustees to issue
an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures.
Actual amounts could differ from those estimates.
The following is a summary of
the significant accounting policies of the Portfolio:

Security Valuations - Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolio's custodian
(or designated subcustodians,
as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the
Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event of default or
bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Security Transactions - Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also needed for federal income tax purposes.

Investment Income - Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status - The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the
Portfolio will be able to satisfy the requirements of Subchapter M of the Internal
Revenue Code.

2.  Transactions with Affiliates

Advisory - The Portfolio has an Investment Advisory
Agreement with J.P.
Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty
Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P.
Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

Administrative Services - The Portfolio has an
Administrative Services
Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio.
Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds
Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

Administration - The Portfolio has retained Funds
Distributor, Inc. ("FDI"), a
registered broker-dealer, to serve as the co-administrator and distributor for the
Portfolio. Under a Co-Administration Agreement between FDI and the Portfolio,
FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the
Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI.
The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

Fund Services - The Portfolio has a Fund Services
Agreement with Pierpont
Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The
Trustees of the Portfolio represent all
the existing shareholders of PGI.

Trustees - Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional
Funds, and other registered investment companies in which they invest. The
Trustees' Fees and Expenses shown in the financial statements represent the
Portfolio's allocated portion of the total Trustees'
Fees and Expenses.  The Trust's
Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund
Services Fee shown on the
Statement of Operations was $51,000.

3.  Concentrations of Risk
The Portfolio may have elements of risk not typically associated with investments in the United States due to investments in countries or regions outside of the United States. Such investments may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions.

4.  Subsequent Event
The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's adviser, J.P. Morgan Investment
Management, Inc. ("JPMIM"), with
and into The Chase Manhattan Corporation was consummated on December 31,
2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's adviser.




To the Trustees and Investors of The Prime Money
Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market
Portfolio (the "Portfolio") at
November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United
States of America, which
require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
January 16, 2001


The Managers Funds
We pick the talent.  You reap the results.

Administrator
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879
Custodian
State Street Bank & Trust, Co.
1776 Heritage Drive
North Quincy, Massachusetts 02171
Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109-2881
Transfer Agent
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682
Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
*Interested Person




The Managers Funds
Equity Funds:
INCOME EQUITY FUND
		Armstrong Shaw Associates Inc.
		Chartwell Investment Partners, L.P.
CAPITAL APPRECIATION FUND
		Essex Investment Management Co., LLC
		Roxbury Capital Management, LLC
SMALL COMPANY FUND
		Kalmar Investment Advisers, Inc.
		HLM Management Co., Inc.
SPECIAL EQUITY FUND
		Goldman Sachs Asset Management
		Pilgrim Baxter & Associates, Ltd.
		Westport Asset Management, Inc.
		Kern Capital Management LLC
		Skyline Asset Management, L.P.
INTERNATIONAL EQUITY FUND
		Scudder Kemper Investments, Inc.
		Lazard Asset Management
		Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
		Rexiter Capital Management Limited
U.S. STOCK MARKET PLUS FUND
		Smith Breeden Associates, Inc.
Income Funds:
BOND FUND
		Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
		Rogge Global Partners plc.
INTERMEDIATE DURATION
	GOVERNMENT FUND
		Smith Breeden Associates, Inc.
SHORT AND INTERMEDIATE BOND FUND
		Standish, Ayer & Wood, Inc.
SHORT DURATION
	GOVERNMENT FUND
		Smith Breeden Associates, Inc.
MONEY MARKET FUND
		J.P. Morgan Investment Management, Inc.


www.managersfunds.com